Lease liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Lease liabilities.
Schedule of remaining contractual maturities of the Group's lease liabilities

	As at June 30, 2021
	Present
	value of the
	minimum lease	Total minimum
	payments	lease payments
	RMB’000	RMB’000
Within 1 year	321,268	342,211

After 1 year but within 2 years	203,467	217,229
After 2 years but within 5 years	239,995	277,726
After 5 years	39,682	54,848

	483,144	549,803

	804,412	892,014

Less: total future interest expenses		(87,602)

Present value of lease liabilities		804,412

	As at June 30, 2022
	Present
	value of the
	minimum lease	Total minimum
	payments	lease payments
	RMB’000	RMB’000
Within 1 year	257,997	263,332

After 1 year but within 2 years	176,047	188,172
After 2 years but within 5 years	188,031	215,398
After 5 years	28,990	39,421

	393,068	442,991

	651,065	706,323

Less: total future interest expenses		(55,258)

Present value of lease liabilities		651,065